Income Taxes (Details) - Schedule of income from operations before income taxes - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of income from operations before income taxes [Abstract]
Loss before income taxes	$ (5,934,772)	$ (5,407,949)	$ (2,940,866)
Income tax expense at the PRC statutory rate	(653,066)	(811,192)	(441,130)
Non-deductible expenses	226,003	178,293	278,437
Deductible research and development expenses	(29,497)	(53,415)	(41,120)
Deferred tax provision	(876,804)	(197,693)	(192,683)
Deferred tax allowance	876,804	525,839
Effect of income tax rate differences in jurisdictions other than the PRC	456,560	686,314	203,813
Total income tax expense (benefit)		$ 328,146	$ (192,683)